Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The table below presents the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2014 and 2013.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
Securities Available for Sale

As of December 31, 2014
Corporate debt obligations	—	522	—	522
Residential mortgage-backed securities	—	26,947	—	26,947
Collateralized mortgage-backed securities	—	390	—	390
Collateralized debt obligations	—	—	349	349
Total	$—	$27,859	$349	$28,208

As of December 31, 2013
Corporate debt obligations	—	506	—	506
Residential mortgage-backed securities	—	30,450	—	30,450
Collateralized mortgage-backed securities		595	—	595
Collateralized debt obligations	—	—	4,144	4,144
Total	$—	$31,551	$4,144	$35,695

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets measured at fair value on a recurring basis are summarized as follows for the years ended December 31:

	Securities Available for Sale
	2014	2013
	(Amounts in thousands)
Beginning balance at January 1,	$4,144	$3,942
Total net losses included in:
Other comprehensive gain (loss) – CDO's	—	202
Settlements	(3,795)	—
Net transfers into Level 3	—	—
Ending balance December 31,	$349	$4,144

Fair Value on a Non-recurring Basis
Fair Value on a Non-recurring Basis:

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
As of December 31, 2014
Collateral dependent impaired loans	$—	$—	$35,711	$35,711
OREO	$—	$—	$20,931	$20,931

As of December 31, 2013
Collateral dependent impaired loans	$—	$—	$41,311	$41,311
OREO	$—	$—	$28,910	$28,910

Summary of Carrying Value and Fair Value of Financial Instruments
The following table summarizes the carrying amounts and fair values for financial instruments at December 31, 2014 and December 31, 2013:

		December 31, 2014		December 31, 2013
	Level in Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
		(Amounts in thousands)
Financial Assets:
Cash and cash equivalents	Level 1	$36,238	36,238	$45,661	$45,661
Investment securities AFS	(1)	28,208	28,208	35,695	35,695
Investment securities HTM	Level 2	2,141	2,377	2,103	2,155
Restricted stock	Level 2	3,152	3,152	3,618	3,618
Loans held for sale	Level 2	2,932	3,328	12,069	13,698
Loans, net	(2)	695,018	698,843	635,981	641,449
Accrued interest receivable	Level 2	2,827	2,827	2,717	2,717

Financial Liabilities:
Demand and savings deposits	Level 2	$372,827	372,827	$383,412	$383,412
Time deposits	Level 2	275,106	276,528	243,356	245,094
Borrowings	Level 2	62,755	60,297	68,683	64,185
Accrued interest payable	Level 2	445	445	423	423